Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries’
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Leju Hao Fang	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2022	2023
	$	$
Cash and cash equivalents	90,795,643	22,838,932
Restricted cash	4,270,695	6,098,009
Accounts receivable, net	2,627,814	1,009,192
Customer deposits, net	3,860,127	60,075
Amounts due from related parties, net	2,289,594	18,750,385
Other current assets, net	4,007,633	2,792,808
Total current assets	107,851,506	51,549,401
Total non-current assets	47,690,614	18,002,672
Total assets	155,542,120	69,552,073
Accounts payable	653,700	36,210
Accrued payroll and welfare expenses	10,717,186	5,244,295
Other tax payable	8,684,712	6,654,473
Amounts due to related parties	668,153	1,496,517
Advances from customers	43,096,996	39,858,256
Lease liabilities, current	5,013,721	3,026,771
Accrued marketing and advertising expenses	29,533,704	27,027,664
Other current liabilities	10,317,192	6,955,252
Total current liabilities	108,685,364	90,299,438
Deferred tax liabilities	435,848	383,124
Lease liabilities, non-current	15,400,328	7,979,349
Total liabilities	124,521,540	98,661,911

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Total revenues	533,619,355	343,170,910	316,854,430
Cost of revenues	(47,730,331)	(24,394,266)	(16,773,390)
Net loss	(81,530,172)	(10,882,414)	(35,447,389)
Net cash used in operating activities	(41,427,975)	(93,191,543)	(65,797,108)
Net cash provided by/ (used in) investing activities	431,057	(73,872)	705,572
Net cash provided by/ (used in) financing activities	—	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of disaggregation of the group's revenue from E-commerce

	Year Ended December 31,
	2021	2022	2023
	$	$	$
E-commerce of discount coupons	411,097,123	182,940,792	28,385,689
E-commerce of commission coupons	—	95,522,903	237,748,379

Total revenue from E-commerce	411,097,123	278,463,695	266,134,068

Schedule of balances of allowance for credit losses for accounts receivable and contract assets by each risk category

	As of December 31,
	2022	2023
	$	$
Balances of customers with pledged credit risk	2,354,182	2,119,799
Balances of customers with high credit risk	105,189,074	99,692,281
Balances of customers with normal risk	4,305,326	2,165,475
	111,848,582	103,977,555

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Balance as of January 1	12,683,779	115,374,631	111,848,582
Provisions/(reversal)	101,172,959	9,148,173	(3,977,566)
Write-offs	(600,847)	(2,665,754)	(2,079,499)
Changes due to foreign exchange	2,118,740	(10,008,468)	(1,813,962)
Balance as of December 31	115,374,631	111,848,582	103,977,555

Schedule of allowances for other receivables

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Balance as of January 1	335,386	150,770	555,963
Provisions/(reversal)	(190,200)	434,867	(184,361)
Write-offs	—	—	—
Changes due to foreign exchange	5,584	(29,674)	(7,722)
Balance as of December 31	150,770	555,963	363,880

Schedule of allowance for customer deposits

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Balance as of January 1	3,480	10,259,195	3,878,996
Provisions/(reversal)	10,286,671	4,035,869	(613,238)
Write-offs	—	(10,216,240)	—
Changes due to foreign exchange	(30,956)	(199,828)	(59,520)
Balance as of December 31	10,259,195	3,878,996	3,206,238

Schedule of allowance for amount due from related parties

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Balance as of January 1	3,188	1,175	743
Provisions/(reversal)(1)	(2,034)	(346)	13,105,115
Write-offs	—	—	—
Changes due to foreign exchange	21	(86)	(110,183)
Balance as of December 31	1,175	743	12,995,675
(1)	The addition of Provisions in 2023 is mainly influenced by E-House Enterprise. Refer to Note 13 for details.

Schedule of movement of allowance for other non-current assets

	As of December 31,
	2022	2023
	$	$
Balance as of January 1	—	120,130
Provisions/(reversal)	124,995	(11,564)
Write-offs	—	—
Changes due to foreign exchange	(4,865)	(1,906)
Balance as of December 31	120,130	106,660

Schedule of the computation of basic and diluted income (loss) per ADS

	Year Ended December 31,
	2021	2022	2023
Net loss attributable to Leju ordinary shareholders—basic and diluted	$(150,933,535)	$(89,668,194)	$(55,934,159)

Weighted average number of ADS outstanding—basic	13,665,216	13,704,238	13,754,135

Stock options and restricted shares	—	—	—
Weighted average number of ADS outstanding-diluted	13,665,216	13,704,238	13,754,135

Basic loss per ADS	$(11.05)	$(6.54)	$(4.07)

Diluted loss per ADS	$(11.05)	$(6.54)	$(4.07)

Schedule of antidilutive securities excluded from computation of diluted income (loss) per share

	Year Ended December 31,
	2021	2022	2023
Share options and restricted shares	15,617,986	15,156,318	972,201

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2022	2023
Customer A	$	$
Accounts receivable, gross	88,285,716	86,338,094
Allowance for credit losses	(88,285,716)	(86,338,094)
Accounts receivable, net	—	—